Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating Activities [Abstract]
Net Loss	$ (7,653,000)	$ (4,239,000)
Adjustments to reconcile net loss to cash used in operating activities:
Gain on Extinguishment of Debt	(1,125,000)	0
Liability forgiveness	(139,000)	(776,000)
Preferred shares penalty fee	653,000	0
Depreciation and Amortization	835,000	742,000
Amortization of Debt Issuance Costs and Discounts	485,000	392,000
Share-based Payment Arrangement, Noncash Expense	299,000	5,000
Revaluation of subscription agreements	0	(79,000)
Changes in operating assets and liabilities:
Accounts Receivable	38,000	110,000
Inventories	57,000	94,000
Accounts Payable and Accrued Liabilities	1,918,000	3,380,000
Accrued Payroll and Employee Compensation	2,000	66,000
Deferred Revenue	(477,000)	(553,000)
Other Assets and Liabilities, Net	42,000	(1,138,000)
Net Cash Used in Operating Activities	(5,065,000)	(1,996,000)
Net Cash Provided by (Used in) Investing Activities [Abstract]
Deposit for purchase of property and equipment	(85,000,000)	0
Payments to Acquire Loans Receivable	(10,035,000)	0
Payments to Acquire Other Investments	(4,420,000)	0
Net Cash Used in Investing Activities, Continuing Operations	(99,455,000)	0
Financing activities:
Proceeds from Issuance of common shares and warrants, net	194,572,000	115,000
Proceeds from Issuance of Preferred Shares, net	9,575,000	2,735,000
Repayments of Debt	(1,103,000)	0
Proceeds from long-term Debt	447,000	667,000
Proceeds from Warrant Exercises	1,458,000	120,000
Proceeds from (Repayments of) Lines of Credit	(402,000)	(2,000)
Payments of Ordinary Dividends, Preferred Shares	(218,000)	0
Proceeds from Related Party Debt	0	500,000
Repayments of Related Party Debt	0	(42,000)
Proceeds from Convertible Debt	0	375,000
Proceeds from debt-related party	0	200,000
Proceeds from Stock Options Exercised	252,000	76,000
Net Cash Provided by Financing Activities	204,581,000	4,744,000
Effect of Exchange Rate on Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	(1,000)	(1,000)
Net Increase in cash and cash equivalents	100,060,000	2,747,000
Cash, Cash Equivalents, Beginning	461,000	149,000
Cash, Cash Equivalents, Ending	$ 100,521,000	$ 2,896,000